April 30, 2026
2026 Quarterly Report (Unaudited)

BlackRock Municipal 2030 Target Term Trust (BTT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 10.6%
Alabama Economic Settlement Authority, RB, Series A, 4.00%, 09/15/33	$5,000	$ 5,000,833
Alabama Public School and College Authority, Refunding RB, Series A, Sustainability Bonds, 5.00%, 11/01/30	11,900	13,075,685
Baldwin County Industrial Development Authority, RB(a)(b)
4.30%, 03/01/56	5,000	4,900,704
Series A, AMT, 5.00%, 06/01/55	5,000	5,108,278
Birmingham-Jefferson Civic Center Authority, ST
Series A, 5.00%, 07/01/31	1,100	1,145,921
Series A, 5.00%, 07/01/32	1,150	1,196,281
Series A, 5.00%, 07/01/33	1,600	1,661,837
Black Belt Energy Gas District, RB
Series A, 5.00%, 05/01/30	4,380	4,431,841
Series A, 5.25%, 01/01/54(a)	10,000	10,630,426
Series A, 5.25%, 05/01/55(a)	2,005	2,080,130
Series B, 5.25%, 12/01/53(a)	3,500	3,760,543
Series E, 5.00%, 05/01/30	1,675	1,756,407
Series E, 5.00%, 07/01/30	600	628,090
Series E, 5.00%, 07/01/33	5,670	5,955,460
Series F, 5.00%, 12/01/30	1,210	1,277,130
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.00%, 10/01/30	2,500	2,705,008
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)	3,095	3,304,060
Health Care Authority of the City of Huntsville, Refunding RB, Series A, 5.00%, 06/01/53(a)	20,000	21,354,952
Homewood Educational Building Authority, Refunding RB
5.00%, 12/01/33	1,010	1,018,547
5.00%, 12/01/34	1,380	1,390,602
Hoover Industrial Development Board, RB, AMT, Sustainability Bonds, 6.38%, 11/01/50(a)	1,965	2,170,473
Industrial Development Board of the City of Mobile Alabama, RB, 2.75%, 07/15/34(a)	1,625	1,609,962
Orange Beach Water Sewer & Fire Protection Authority, RB, 4.00%, 05/15/30	510	532,717
Southeast Energy Authority A Cooperative District, RB
Series A, 5.00%, 01/01/56(a)	1,230	1,259,389
Series A-2, 4.85%, 01/01/53(a)	30,265	31,493,108
Series B-1, 5.00%, 05/01/53(a)	9,375	9,695,355
Series E, 5.00%, 10/01/30	25,000	26,717,470
		165,861,209
Arizona — 1.2%
Arizona Industrial Development Authority, RB(b)
4.00%, 07/01/29	465	461,670
4.50%, 07/01/29	555	555,048
Series A, 4.00%, 07/01/29	2,935	2,922,577
Sustainability Bonds, 4.00%, 07/01/30	410	399,414
Chandler Industrial Development Authority, RB(a)
AMT, 4.10%, 12/01/37	3,570	3,604,539
AMT, 4.00%, 06/01/49	5,000	5,048,906
Security	Par (000)	Value
Arizona (continued)
Maricopa County Industrial Development Authority, Refunding RB
4.00%, 07/01/29(b)	$820	$ 821,820
5.00%, 01/01/31	4,280	4,344,224
		18,158,198
California — 14.5%
Alameda Corridor Transportation Authority, Refunding RB, Series A, Sub Lien, (AGM), 0.00%, 10/01/30(c)	10,530	9,167,402
Bay Area Toll Authority, RB, Class A, 4.87%, 04/01/36(a)	3,000	3,010,195
Bay Area Toll Authority, Refunding RB, Series E, 4.03%, 04/01/56(a)	3,250	3,226,968
California Community Choice Financing Authority, RB(a)
Sustainability Bonds, 4.38%, 12/01/53	6,750	6,879,599
Sustainability Bonds, 5.50%, 10/01/54	2,465	2,691,068
Series E-2, Sustainability Bonds, 4.10%, 02/01/54	9,780	9,927,693
Series G, Sustainability Bonds, 5.25%, 11/01/54	19,785	20,949,636
California Health Facilities Financing Authority, RB, Series A, 5.00%, 11/15/32	1,600	1,653,496
California Housing Finance Agency, RB, M/F Housing
3.60%, 12/01/26(a)(d)	23,400	23,391,110
Series 2021-1, Class A, 3.50%, 11/20/35	3,454	3,433,364
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	4,130	2,395,400
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/33	4,000	4,123,152
California Municipal Finance Authority, Refunding RB
Series A, 5.00%, 07/01/30	1,200	1,220,582
Series A, 5.00%, 07/01/31	1,050	1,067,166
California Pollution Control Financing Authority, RB
5.00%, 07/01/27(b)	3,775	3,783,139
Series A, AMT, 4.25%, 11/01/38(a)	8,350	8,601,327
California School Finance Authority, RB(b)
5.00%, 06/01/30	490	488,377
Series A, 5.00%, 06/01/29	130	130,094
Series A, 4.00%, 06/01/31	240	185,776
Series A, 5.00%, 06/01/32	900	908,964
City of Long Beach California Harbor Revenue, ARB, Series A, AMT, 5.00%, 05/15/34	1,650	1,680,654
City of Los Angeles Department of Airports, ARB, AMT, Sustainability Bonds, 5.00%, 05/15/30	13,250	14,289,522
Compton Unified School District, GO, CAB(c)
Series B, (BAM), 0.00%, 06/01/33	1,000	781,885
Series B, (BAM-TCRS), 0.00%, 06/01/34	1,125	842,483
Series B, (AGM), 0.00%, 06/01/35	1,000	715,732
Series B, (BAM-TCRS), 0.00%, 06/01/36	1,000	683,219
El Camino Community College District Fountation, GO, CAB(c)
Series C, Election 2002, 0.00%, 08/01/30	9,090	8,081,732
Series C, Election 2002, 0.00%, 08/01/31	12,465	10,724,146
Series C, Election 2002, 0.00%, 08/01/32	15,435	12,824,054
Monterey Peninsula Community College District, Refunding GO, CAB(c)
0.00%, 08/01/30	3,500	3,058,810
0.00%, 08/01/31	5,940	5,003,235
M-S-R Energy Authority, RB, Series C, 6.13%, 11/01/29	1,640	1,724,782

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/30	$500	$ 507,547
Series A, AMT, 5.00%, 03/01/31	1,500	1,521,821
Series A, AMT, 5.00%, 03/01/32	1,000	1,013,973
Series A, AMT, 5.00%, 03/01/33	975	988,029
Series A, AMT, 5.00%, 03/01/34	1,250	1,265,925
Northern California Energy Authority, Refunding RB, 5.00%, 12/01/54(a)	23,035	24,283,485
Poway Unified School District, GO(c)
Series 1-A, Election 2008, 0.00%, 08/01/30	10,000	8,912,395
Series 1-A, Election 2008, 0.00%, 08/01/32	7,500	6,253,958
San Diego County Regional Airport Authority, ARB, Sub-Series B, AMT, 5.00%, 07/01/33	1,000	1,019,257
San Rafael City Elementary School District, GO, Series C, Election 2002, (GTD STD LNS), 0.00%, 08/01/30(c)	6,350	5,626,759
Washington Township Health Care District, Refunding RB, Series B, 3.00%, 07/01/28	750	739,073
Wiseburn School District, GO, Series A, Election 2007, (SAW), 0.00%, 08/01/30(c)	7,505	6,669,745
		226,446,729
Colorado — 4.5%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/30	12,780	13,796,119
Series A, AMT, 5.00%, 12/01/33	25,000	26,061,482
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, CAB, Series A-2, 0.00%, 08/01/30(c)	1,000	849,937
City & County of Denver Colorado, Refunding RB, AMT, 5.00%, 10/01/32	2,500	2,502,131
Colorado Educational & Cultural Facilities Authority, Refunding RB, 4.00%, 12/01/30(b)	830	810,621
Colorado Health Facilities Authority, RB
5.00%, 11/01/30	1,000	1,077,092
Class A, 5.00%, 11/15/60(a)	9,560	10,314,119
Series B, 2.63%, 05/15/29	1,490	1,482,918
Series D, 4.17%, 05/15/61(a)	7,000	6,999,019
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/37	3,000	2,998,562
E-470 Public Highway Authority, Refunding RB, Series B, 3.19%, 09/01/39(a)	3,160	3,157,411
		70,049,411
Connecticut — 0.4%
Capital Region Development Authority, Refunding RB, (AGM), 5.00%, 06/15/31	1,125	1,176,513
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/30(b)	240	241,486
Connecticut State Health & Educational Facilities Authority, Refunding RB
Series G-1, 5.00%, 07/01/27(b)	225	227,129
Series G-1, 5.00%, 07/01/28(b)	300	305,499
Series G-1, 5.00%, 07/01/29(b)	300	307,636
Series G-1, 5.00%, 07/01/34(b)	355	360,414
Series I-1, 5.00%, 07/01/35	400	407,576
State of Connecticut, GO, Series A, 5.00%, 04/15/33	3,600	3,743,847
		6,770,100
Delaware — 0.4%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/26	850	850,832
Series A, 5.00%, 07/01/27	890	897,671
Security	Par (000)	Value
Delaware (continued)
County of Kent Delaware, RB (continued)
Series A, 5.00%, 07/01/28	$935	$ 947,590
Delaware State Health Facilities Authority, RB, 4.00%, 06/01/35	1,370	1,340,442
Delaware Transportation Authority, Refunding RB, 5.00%, 09/01/30	2,000	2,186,383
		6,222,918
District of Columbia — 1.6%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series A-2, 3.60%, 03/01/46(a)	5,500	5,520,978
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	18,325	19,796,701
		25,317,679
Florida — 9.3%
Ave Maria Stewardship Community District, SAB, 4.00%, 05/01/30	465	463,075
Bella Tara Community Development District, SAB, 5.00%, 05/01/30	885	882,046
Capital Projects Finance Authority, RB, Series A-1, 5.00%, 10/01/30	1,000	1,055,358
Capital Trust Agency, Inc., RB(b)
Series A, 4.00%, 06/15/29	940	925,929
Series A-1, 3.38%, 07/01/31	1,420	1,361,818
Capital Trust Authority, Refunding RB, Series A, (SAW), 5.00%, 12/01/30	12,000	13,065,905
Center Lake Ranch West Community Development District, SAB, 4.00%, 05/01/30(b)	225	224,479
City of Lakeland Florida, Refunding RB, 5.00%, 11/15/30	3,750	3,782,968
City Of South Miami Health Facilities Authority, Inc., RB, 5.00%, 08/15/65(a)	3,000	3,251,525
City Of South Miami Health Facilities Authority, Inc., Refunding RB
5.00%, 08/15/30	3,245	3,332,644
5.00%, 08/15/31	3,130	3,212,139
5.00%, 08/15/34	6,475	6,629,790
Connerton EaSt. Community Development District, SAB, 4.00%, 06/15/30	205	205,866
County of Lee Florida Airport Revenue, ARB, Series A-2, AMT, 5.00%, 10/01/56(a)	475	510,555
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series A, AMT, 5.00%, 10/01/30	4,285	4,618,105
County of Miami-Dade Florida, Refunding RB
Series B, 4.00%, 04/01/30	12,305	12,310,805
Series B, 4.00%, 04/01/32	6,690	6,692,602
County of St. Johns Florida Water & Sewer Revenue, Refunding RB, CAB(c)
Series B, 0.00%, 06/01/30	2,000	1,751,480
Series B, 0.00%, 06/01/31	1,295	1,091,260
Series B, 0.00%, 06/01/32	2,495	2,019,534
Double Branch Community Development District, Refunding SAB, Series A-1, Senior Lien, 4.13%, 05/01/31	1,020	1,020,053
Firethorn Community Development District, SAB, 4.10%, 05/01/30	385	384,672
Florida Development Finance Corp., RB
AMT, 5.00%, 05/01/29(b)	1,500	1,511,257
AMT, 3.00%, 06/01/32	2,665	2,482,746
AMT, 4.45%, 07/01/37(a)(b)	8,000	8,145,100
Florida Development Finance Corp., Refunding RB
4.00%, 06/01/26(b)	110	109,992
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., Refunding RB (continued)
4.00%, 09/15/30(b)	$430	$ 419,888
AMT, 5.00%, 07/01/34	2,500	1,800,000
AMT, (PSF), 5.00%, 07/01/44	4,685	4,558,790
Greater Orlando Aviation Authority, ARB, AMT, 5.25%, 11/01/34	2,500	2,648,586
Harvest Hills South Community Development District, SAB, 4.25%, 05/01/30	300	299,855
Hillsborough County Aviation Authority, ARB
AMT, 5.00%, 10/01/30	2,325	2,515,722
Class B, AMT, 5.00%, 10/01/30	9,145	9,895,172
Lakewood Ranch Stewardship District, Refunding SAB, 3.20%, 05/01/30(b)	440	433,606
Lakewood Ranch Stewardship District, SAB, 5.40%, 05/01/28	540	550,273
Lakewood Ranch Stewardship District, SAB, S/F Housing, 3.40%, 05/01/30	305	302,821
Lee County Industrial Development Authority, RB, Series B-3, 4.13%, 11/15/29	3,415	3,418,423
LT Ranch Community Development District, SAB, 3.40%, 05/01/30	805	795,410
Miami Beach Health Facilities Authority, Refunding RB, 5.00%, 11/15/30	1,000	1,001,144
New Port Corners Community Development District, SAB, 4.00%, 06/15/30(b)	190	189,737
Palm Beach County Health Facilities Authority, Refunding RB, 5.00%, 11/15/32	18,130	18,270,116
Sarasota National Community Development District, Refunding SAB, 3.50%, 05/01/31	850	850,120
School Board of Miami-Dade County, Refunding COP, Series A, 5.00%, 05/01/32	9,000	9,009,753
St. Johns County Industrial Development Authority, Refunding RB
4.00%, 12/15/28	200	199,467
4.00%, 12/15/29	215	213,980
4.00%, 12/15/30	195	193,421
4.00%, 12/15/31	205	202,281
Tolomato Community Development District, Refunding SAB, Sub-Series A-2, 3.85%, 05/01/29	335	336,866
Village Community Development District No. 15, SAB, 4.25%, 05/01/28(b)	350	353,109
Village Community Development District No. 16, SAB, 3.55%, 05/01/30	1,050	1,050,156
Village Community Development District No. 5, Refunding SAB
3.50%, 05/01/28	1,760	1,751,748
4.00%, 05/01/33	940	931,215
4.00%, 05/01/34	1,785	1,759,638
		144,993,000
Georgia — 6.5%
Atlanta Urban Residential Finance Authority, RB, M/F Housing, (AGM), 3.15%, 12/01/29(a)	3,550	3,558,090
DeKalb County Housing Authority, RB, M/F Housing, Series A, 4.00%, 12/01/33	6,870	6,945,260
DeKalb County Housing Authority, Refunding RB, 4.13%, 12/01/34	1,460	1,455,160
Georgia Ports Authority, ARB, 5.00%, 07/01/30	1,175	1,286,473
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/29	1,250	1,306,255
Security	Par (000)	Value
Georgia (continued)
Main Street Natural Gas, Inc., RB (continued)
Series A, 5.00%, 05/15/30	$8,000	$ 8,337,122
Series A, 4.00%, 09/01/52(a)	15,000	15,234,654
Series A, 5.00%, 06/01/53(a)	31,375	32,959,168
Series C, 5.00%, 09/01/53(a)	6,290	6,660,642
Series D, 5.00%, 05/01/54(a)	9,325	9,837,874
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 01/01/34	8,000	8,301,027
Municipal Electric Authority of Georgia, Refunding RB
5.00%, 01/01/29	2,000	2,113,945
5.00%, 01/01/30	1,905	2,049,556
Series A-R, Subordinate, 5.00%, 01/01/30	1,250	1,344,853
		101,390,079
Guam — 0.2%
Territory of Guam, Refunding RB
Series F, 5.00%, 01/01/30	1,160	1,226,509
Series F, 5.00%, 01/01/31	1,250	1,336,303
		2,562,812
Idaho — 0.0%
Idaho Housing & Finance Association, RB, Series A, 4.63%, 07/01/29(b)	115	115,357
Illinois — 5.6%
Chicago Board of Education, Refunding GO
Series B, 5.25%, 12/01/30	515	537,321
Series C, 5.25%, 12/01/30	810	845,107
Chicago Housing Authority, RB, M/F Housing
Series A, (GTD), 5.00%, 01/01/33	3,000	3,075,511
Series A, (AGM), 5.00%, 01/01/35	1,500	1,538,725
Chicago Midway International Airport, Refunding ARB, Series A, AMT, Senior Lien, 5.00%, 01/01/30	2,500	2,658,194
City of Chicago Illinois, Refunding GO, Series B, 4.00%, 01/01/30	1,053	1,052,748
Illinois Finance Authority, RB, 6.50%, 03/01/55	6,533	6,002,995
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 10/01/32	1,000	1,001,458
Series B, 5.00%, 08/15/30	3,205	3,251,005
Series C, 5.00%, 02/15/30	12,000	12,185,242
Illinois State Toll Highway Authority, Refunding RB, Series A, 4.00%, 12/01/31	20,000	20,012,828
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, Refunding GO, Series A, 5.00%, 01/01/30	6,350	6,447,695
Metropolitan Pier & Exposition Authority, Refunding RB
5.00%, 12/15/28	1,200	1,235,438
5.00%, 12/15/30	1,385	1,421,541
Sales Tax Securitization Corp., Refunding RB, Series A, 2nd Lien, 5.00%, 01/01/30	10,000	10,686,427
State of Illinois, GO
Series A, 5.00%, 12/01/28	7,450	7,692,452
Series B, 5.00%, 09/01/30	7,500	8,110,513
Upper Illinois River Valley Development Authority, Refunding RB, 4.00%, 01/01/31(b)	150	147,623
		87,902,823
Indiana — 1.2%
Indiana Finance Authority, Refunding RB
Series A, 4.13%, 12/01/26	3,665	3,673,246
Series A, 5.00%, 09/15/29	1,165	1,198,690
Series A, 5.00%, 09/15/30	1,220	1,262,132
Series B, 3.94%, 03/01/39(a)	870	867,246

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, Refunding RB (continued)
Series G-1, 5.00%, 10/01/64(a)	$8,335	$ 8,950,810
Northern Indiana Commuter Transportation District, RB
5.00%, 07/01/32	1,000	1,003,647
5.00%, 07/01/33	1,400	1,405,106
		18,360,877
Kansas — 0.1%
City of Manhattan Kansas, Refunding RB, Series A, 4.00%, 06/01/26	315	314,940
City of Shawnee Kansas, RB, 4.00%, 08/01/31(b)	400	380,061
Wyandotte County-Kansas City Unified Government Utility System Revenue, RB, Series A, 5.00%, 09/01/33	1,370	1,371,660
		2,066,661
Kentucky — 1.0%
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	6,545	6,610,822
Kentucky Public Transportation Infrastructure Authority, RB, CAB, 0.00%, 07/01/30(c)	1,230	1,001,951
Louisville/Jefferson County Metropolitan Government, Refunding RB, Series A, 5.00%, 10/01/32	7,300	7,344,390
		14,957,163
Louisiana — 1.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 08/15/30	4,700	4,813,056
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, Series A, 2.00%, 06/01/30	1,250	1,172,367
Louisiana Public Facilities Authority, RB(b)
4.38%, 05/01/53(a)	4,300	4,347,870
Series A, 5.00%, 06/01/29	465	468,816
Series A, 5.00%, 04/01/30	330	331,063
Series A, 5.00%, 06/01/31	500	478,793
Parish of St. James Louisiana, RB(a)
6.10%, 06/01/38(b)	9,875	10,856,098
3.70%, 08/01/41	1,000	1,008,995
		23,477,058
Maine — 0.1%
City of Portland Maine General Airport Revenue, Refunding RB, Sustainability Bonds, 4.00%, 01/01/35	1,000	1,012,462
Maryland — 1.9%
City of Baltimore Maryland, Refunding RB, Convertible, 5.00%, 09/01/31	1,250	1,263,685
County of Prince George’s Maryland, TA, 5.00%, 07/01/30(b)	585	590,590
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/33	1,765	1,811,936
Maryland Health & Higher Educational Facilities Authority, Refunding RB
5.00%, 07/01/30	3,525	3,816,909
5.00%, 07/01/33	1,385	1,407,812
5.00%, 07/01/34	775	790,646
Series A, 5.00%, 01/01/31	2,865	2,873,350
Series A, 5.00%, 01/01/32	3,010	3,018,470
Security	Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB (continued)
Series A, 5.00%, 01/01/33	$3,165	$ 3,173,623
State of Maryland Department of Transportation, ARB, 5.00%, 09/01/29	5,470	5,637,037
State of Maryland, GO, Series 1, 3.00%, 03/15/34	5,000	4,950,907
		29,334,965
Massachusetts — 1.6%
Commonwealth of Massachusetts, GOL, Series I, 5.00%, 12/01/33	5,000	5,060,484
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series B, 5.25%, 07/01/30	1,900	2,040,594
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/33	1,070	1,079,655
Massachusetts Development Finance Agency, Refunding RB
Series A, 5.00%, 01/01/32	2,020	2,069,620
Series A, 5.00%, 01/01/33	1,500	1,534,572
Series A, 5.00%, 01/01/34	2,085	2,129,477
Series A, 5.00%, 01/01/35	2,000	2,038,928
Massachusetts Housing Finance Agency, RB, M/F Housing, Sustainability Bonds, 3.15%, 06/01/30	8,500	8,507,949
		24,461,279
Michigan — 3.3%
City of Detroit Michigan, GO
5.00%, 04/01/27	580	588,485
5.00%, 04/01/28	665	685,782
5.00%, 04/01/29	665	685,819
5.00%, 04/01/30	510	525,641
5.00%, 04/01/31	735	757,257
5.00%, 04/01/32	625	643,806
5.00%, 04/01/33	830	853,961
Kalamazoo Hospital Finance Authority, Refunding RB, 5.00%, 05/15/28	5,655	5,659,652
Michigan Finance Authority, Refunding RB, 4.37%, 04/15/47(a)	16,595	16,562,003
Michigan Strategic Fund, RB
AMT, 5.00%, 06/30/30	1,325	1,370,468
AMT, 5.00%, 12/31/32	2,000	2,059,014
AMT, Sustainability Bonds, 4.00%, 10/01/61(a)	3,690	3,691,934
Saginaw Valley State University, Refunding RB
Series A, 5.00%, 07/01/31	2,070	2,076,640
Series A, 5.00%, 07/01/32	1,430	1,434,445
Wayne County Airport Authority, Refunding RB, Class G, AMT, 5.00%, 12/01/30	12,500	13,482,773
		51,077,680
Minnesota — 0.5%
City of Spring Lake Park Minnesota, RB, 4.00%, 06/15/29	820	812,191
Minnesota Housing Finance Agency, RB, S/F Housing
Series L, AMT, Sustainability Bonds, (AGM), 4.90%, 01/01/30	435	449,938
Series L, AMT, Sustainability Bonds, (SAW), 4.95%, 07/01/30	460	477,994
Sartell-St Stephen Independent School District No. 748, GO, CAB(c)
Series B, 0.00%, 02/01/30	3,915	3,397,273
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Minnesota (continued)
Sartell-St Stephen Independent School District No. 748, GO, CAB(c) (continued)
Series B, 0.00%, 02/01/31	$2,190	$ 1,821,836
Series B, 0.00%, 02/01/32	1,450	1,153,897
		8,113,129
Mississippi — 1.2%
Mississippi Development Bank, Refunding RB
Series A, (HUD SEC 8), 5.00%, 03/01/30	2,280	2,299,480
Series A, (HUD SEC 8), 5.00%, 03/01/31	1,595	1,608,619
Series A, (BAM), 5.00%, 03/01/32	2,000	2,017,079
Series A, (BAM), 5.00%, 03/01/33	1,275	1,285,884
State of Mississippi Gaming Tax Revenue, RB, Series E, 5.00%, 10/15/33	12,225	12,243,318
		19,454,380
Missouri — 0.6%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
5.00%, 11/15/30	5,000	5,008,126
4.00%, 05/15/32	1,680	1,680,485
4.00%, 05/15/33	2,000	2,000,391
Series A, 5.00%, 02/01/30	485	508,686
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 3.88%, 11/15/29	605	590,815
St. Louis Land Clearance for Redevelopment Authority, Refunding RB, 3.88%, 10/01/35	270	271,348
		10,059,851
Montana — 0.6%
City of Forsyth Montana, Refunding RB, Series A, 3.90%, 03/01/31(a)	10,050	10,050,696
Nebraska — 0.0%
Elkhorn School District, GO, 4.00%, 12/15/33	375	384,322
Nevada — 0.3%
County of Clark Nevada, Refunding GOL, Series B, 4.00%, 11/01/34	5,000	5,014,823
State of Nevada Department of Business & Industry, RB
Series A, 5.00%, 07/15/27	150	150,071
Series A, 4.50%, 12/15/29(b)	310	310,044
		5,474,938
New Hampshire — 1.5%
National Finance Authority Affordable Housing Certificates Series 2024-1, RB, Series 2024-1, 4.15%, 10/20/40	19,073	19,101,327
New Hampshire Business Finance Authority, RB, Series A, Sustainability Bonds, 5.00%, 06/01/30	400	426,761
New Hampshire Business Finance Authority, Refunding RB
4.00%, 01/01/28	285	286,566
4.00%, 01/01/29	300	302,482
Class A, AMT, 4.00%, 10/01/33(a)	3,895	3,898,789
		24,015,925
New Jersey — 13.0%
New Jersey Economic Development Authority, ARB
5.25%, 09/15/29	4,590	4,595,712
Series A, AMT, 5.63%, 11/15/30	1,740	1,742,553
Series B, AMT, 5.63%, 11/15/30	1,315	1,316,929
New Jersey Economic Development Authority, RB
Series A, 4.00%, 07/01/29	235	234,558
Series A, 5.00%, 06/15/32	4,500	4,655,535
Security	Par (000)	Value
New Jersey (continued)
New Jersey Economic Development Authority, RB (continued)
Series C, 5.00%, 06/15/32	$3,600	$ 3,724,428
AMT, 5.00%, 01/01/28	4,705	4,713,963
New Jersey Economic Development Authority, Refunding RB
(BAM), 5.00%, 06/01/28	1,000	1,022,714
5.00%, 01/01/29	1,225	1,262,771
(BAM), 5.00%, 06/01/30	1,500	1,532,706
(Remove), 5.00%, 06/01/31	1,750	1,786,840
(AGM), 4.00%, 06/01/32	2,125	2,137,998
Series MMM, 4.00%, 06/15/35	5,000	5,076,195
Sub-Series A, 4.00%, 07/01/32	9,855	9,896,167
Sub-Series A, 5.00%, 07/01/33	1,000	1,015,093
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	5,000	5,025,261
New Jersey Educational Facilities Authority, Refunding RB, Series C, 5.00%, 07/01/32	1,500	1,538,555
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/29	2,900	2,909,929
5.00%, 07/01/30	2,400	2,408,148
Series A, 5.00%, 07/01/30	11,245	11,285,840
New Jersey Higher Education Student Assistance Authority, RB
Series A, AMT, 4.00%, 12/01/32	360	359,984
Series A, AMT, 4.00%, 12/01/33	295	294,964
Series A, AMT, 4.00%, 12/01/34	145	144,972
Series A, AMT, 4.00%, 12/01/35	145	144,958
Series B, AMT, 5.00%, 12/01/30	10,000	10,765,468
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series A, AMT, 5.00%, 12/01/30	1,875	2,012,723
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing
3.15%, 12/01/43(a)	3,250	3,256,658
Series B, Sustainability Bonds, 3.05%, 11/01/29	7,000	7,005,120
Series D-1, Sustainability Bonds, (AGM), 3.05%, 11/01/29	485	485,355
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series M, Sustainability Bonds, 3.55%, 04/01/30	245	246,993
Series M, Sustainability Bonds, 3.60%, 10/01/30	415	417,871
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	10,165	10,159,499
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.00%, 06/15/30	2,550	2,556,680
Series A, 0.00%, 12/15/30(c)	2,150	1,866,407
Series BB, 5.00%, 06/15/30	1,270	1,340,905
Series C, (AGM), 0.00%, 12/15/30(c)	35,000	30,383,363
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 06/15/30	11,600	11,630,390
Newark Housing Authority, Refunding RB, (AGM), 5.25%, 01/01/27	5,000	5,058,437
State of New Jersey, GO, Series A, 4.00%, 06/01/30	21,000	22,108,304
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/30	16,740	17,416,360
Series A, 5.00%, 06/01/32	8,270	8,575,277
		204,112,583

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Mexico — 0.8%
City of Santa Fe New Mexico, Refunding RB, 5.00%, 05/15/32	$1,000	$ 1,000,535
New Mexico Educational Assistance Foundation, RB
Series A-1, AMT, (AMBAC), 3.75%, 09/01/31	100	100,021
Series A-1, AMT, (FHLMC, FNMA, GNMA), 3.88%, 04/01/34	20	19,960
Series A-2, AMT, (AMBAC), 3.80%, 11/01/32	100	100,017
Series A-2, AMT, (FHLMC, FNMA, GNMA), 3.80%, 09/01/33	100	99,367
New Mexico Municipal Energy Acquisition Authority, Refunding RB, 5.00%, 06/01/54(a)	10,000	10,629,453
		11,949,353
New York — 10.1%
City of New York, GO, Series B-1, 5.00%, 12/01/33	4,000	4,044,030
Genesee County Funding Corp., Refunding RB, Series A, 5.00%, 12/01/30	500	534,287
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, CAB, Series A, 0.00%, 11/15/30(c)	13,000	11,377,855
Metropolitan Transportation Authority, Refunding RB, Sub-Series C-1, Sustainability Bonds, 5.00%, 11/15/34	10,000	10,355,915
New York City Housing Development Corp., RB, M/F Housing, Series C-2, Sustainability Bonds, 3.75%, 05/01/65(a)	12,075	12,209,392
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series B-1, 5.00%, 08/01/30	4,980	5,123,553
Series H-1, Subordinate, 5.00%, 11/01/30	1,400	1,536,509
New York State Environmental Facilities Corp., RB(a)(b)
AMT, 3.13%, 12/01/44	3,000	2,998,396
AMT, 4.25%, 09/01/50	2,000	2,028,325
AMT, 5.13%, 09/01/50	2,250	2,366,076
New York State Housing Finance Agency, RB, M/F Housing(a)
Series E, (AGM), 3.15%, 11/01/65	10,000	10,009,225
Series A-2, Sustainability Bonds, 3.45%, 06/15/54	5,580	5,626,547
Series F-2, Sustainability Bonds, (AGM), 3.13%, 05/01/56	5,000	5,001,313
New York Transportation Development Corp., ARB
AMT, 5.00%, 01/01/30	2,590	2,660,353
AMT, 5.00%, 01/01/31	7,595	7,787,351
Series A, AMT, 4.00%, 07/01/32	5,500	5,492,901
Series A, AMT, 4.00%, 07/01/33	6,000	5,982,020
New York Transportation Development Corp., RB
AMT, 4.00%, 10/01/30	15,090	15,327,017
AMT, 4.00%, 10/31/34	350	353,308
New York Transportation Development Corp., Refunding ARB, AMT, 3.00%, 08/01/31	2,775	2,660,940
New York Transportation Development Corp., Refunding RB, AMT, 5.00%, 08/01/31	5,000	4,989,574
Port Authority of New York & New Jersey, Refunding ARB
Series 207, AMT, 4.00%, 03/15/30	10,445	10,593,830
Series 223, AMT, 5.00%, 07/15/30	3,730	4,027,943
Series 246, AMT, 5.00%, 09/01/30	10,000	10,817,837
Port Authority of New York & New Jersey, Refunding RB, Series 227, AMT, 3.00%, 10/01/30	13,990	13,892,853
		157,797,350
Security	Par (000)	Value
North Carolina — 1.9%
North Carolina Medical Care Commission, RB
3.45%, 11/01/30	$4,115	$ 4,095,120
4.00%, 09/01/33	180	181,163
4.00%, 09/01/34	185	185,571
Series B, 5.00%, 06/01/55(a)	23,900	25,615,344
North Carolina Turnpike Authority, Refunding RB, CAB, Series C, (AGM), 0.00%, 07/01/30(c)	550	457,425
		30,534,623
Ohio — 1.3%
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/31	425	418,063
Ohio Air Quality Development Authority, Refunding RB
3.25%, 09/01/29	4,450	4,424,665
4.00%, 09/01/30(a)	1,650	1,665,267
AMT, 4.25%, 11/01/40(a)	2,150	2,174,196
Series A, AMT, 4.25%, 11/01/39(a)	1,525	1,537,782
Ohio State University, RB, Class A, Sustainability Bonds, 5.00%, 12/01/30	3,320	3,654,272
State of Ohio, RB
AMT, (AGM), 5.00%, 12/31/29	1,625	1,627,378
AMT, (AGM), 5.00%, 12/31/30	4,585	4,591,144
		20,092,767
Oklahoma — 0.1%
Oklahoma Capitol Improvement Authority, RB, Series B, 5.00%, 07/01/30	2,150	2,348,635
Oregon — 2.1%
Oregon Health & Science University, Refunding RB, Series B, 5.00%, 07/01/35	7,390	7,410,087
Port of Morrow Oregon, ARB, Series A, 5.15%, 10/01/26(b)	17,000	17,002,623
Port of Morrow Oregon, Refunding ARB, Series A, 4.00%, 06/01/30	1,205	1,218,166
Port of Morrow Oregon, Refunding GOL, Series D, 4.00%, 12/01/30	880	889,922
State of Oregon Housing & Community Services Department, RB, M/F Housing, Class R, 4.00%, 01/10/48(a)	6,000	6,126,584
		32,647,382
Pennsylvania — 16.3%
Allegheny County Higher Education Building Authority, Refunding RB, 2.84%, 02/01/33(a)	5,485	5,470,061
Allegheny County Hospital Development Authority, RB, Series D2, 3.79%, 11/15/47(a)	5,205	5,169,822
Allegheny County Hospital Development Authority, Refunding RB
Series A, 5.00%, 04/01/31	3,075	3,184,712
Series A, 5.00%, 04/01/35	1,000	1,030,414
Allentown City School District, Refunding GOL, Series B, (AGM), 5.00%, 02/01/31	4,000	4,238,886
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/28	350	361,963
5.00%, 05/01/32	9,310	9,378,415
5.00%, 05/01/33	1,900	1,948,808
Chester County Health and Education Facilities Authority, Refunding RB
5.00%, 06/01/30	550	583,710
Series A, 5.00%, 12/01/30	2,180	2,056,158
Chester County Industrial Development Authority, SAB, 4.38%, 03/01/28(b)	69	69,198
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series A, 5.00%, 07/01/30	$5,000	$ 5,461,528
City of Philadelphia Pennsylvania, Refunding GO, (FHLMC, FNMA, GNMA), 4.00%, 08/01/32	6,000	6,062,906
Clarion County Industrial Development Authority, Refunding RB, AMT, 2.45%, 12/01/39(a)	4,200	3,889,426
Commonwealth Financing Authority, RB, 5.00%, 06/01/32	8,055	8,359,472
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 08/15/30	7,500	8,217,949
Commonwealth of Pennsylvania, Refunding GO, 1st Series, 4.00%, 01/01/29	1,525	1,538,240
Cumberland County Municipal Authority, Refunding RB
5.00%, 01/01/29	385	385,489
5.00%, 01/01/30	875	875,934
5.00%, 01/01/32	1,510	1,511,395
Dauphin County General Authority, Refunding RB, Series A, 4.00%, 06/01/31	2,275	2,277,245
East Hempfield Township Industrial Development Authority, Refunding RB
5.00%, 12/01/28	370	370,207
5.00%, 12/01/30	135	135,069
Geisinger Authority, Refunding RB
5.00%, 04/01/43(a)	2,000	2,120,182
Series A-2, 5.00%, 02/15/32	4,000	4,063,077
Series A-2, 5.00%, 02/15/34	1,750	1,775,655
Lancaster County Hospital Authority, Refunding RB, 3.00%, 08/15/30	2,535	2,535,752
Lancaster Municipal Authority, Refunding RB
Series A, 5.00%, 05/01/29	190	198,355
Series A, 5.00%, 05/01/30	195	205,746
Lehigh County Industrial Development Authority, Refunding RB, Series A, 3.00%, 09/01/29	12,250	12,248,515
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/35	1,735	1,744,243
4.00%, 09/01/36	1,500	1,502,905
Series A, 5.00%, 09/01/31	1,750	1,814,585
Series A, 5.00%, 09/01/32	1,315	1,361,199
Montgomery County Industrial Development Authority, Refunding RB, 5.00%, 01/01/30	1,640	1,641,239
Northampton County General Purpose Authority, Refunding RB, 5.00%, 11/01/34	1,400	1,437,537
Pennsylvania Economic Development Financing Authority, RB
5.00%, 12/31/29	5,000	5,011,264
5.00%, 12/31/30	13,100	13,127,941
5.00%, 12/31/34	16,500	16,527,174
Series A-1, 5.00%, 04/15/30	2,500	2,692,680
Series A-1, 5.00%, 05/15/31	5,715	6,221,192
AMT, 5.00%, 12/31/29	3,750	3,973,255
AMT, 5.00%, 06/30/30	3,500	3,729,727
Class A, AMT, 4.00%, 06/01/41(a)	3,795	3,797,187
Pennsylvania Economic Development Financing Authority, Refunding RB
5.00%, 03/15/60(a)	3,500	3,742,504
Series A, 5.00%, 12/15/30	3,650	3,968,055
Pennsylvania Higher Education Assistance Agency, RB, Series 1A, AMT, 5.00%, 06/01/30	3,500	3,670,054
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 5.00%, 06/15/30	$6,625	$ 6,638,166
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.00%, 05/01/31	275	275,173
5.00%, 05/01/33	3,320	3,322,093
5.00%, 05/01/35	1,000	1,000,631
Pennsylvania Housing Finance Agency, RB, M/F Housing(a)
2.65%, 09/01/29	775	765,588
(AGM), 3.15%, 01/01/46	7,300	7,316,407
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, Sustainability Bonds, 1.90%, 04/01/30	1,625	1,509,028
Series 137, Sustainability Bonds, 1.95%, 10/01/30	875	806,583
Series 149A, Sustainability Bonds, 5.25%, 04/01/30(e)	200	215,462
Series 149A, Sustainability Bonds, 5.25%, 10/01/30(e)	500	541,049
Pennsylvania Housing Finance Agency, Refunding RB, Series 125A, AMT, 3.40%, 10/01/32	8,890	8,679,513
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.00%, 06/01/31	3,000	3,069,382
Sub-Series B-1, 5.00%, 06/01/32	4,075	4,166,765
Pennsylvania Turnpike Commission, Refunding RB
2nd Sub Series, 5.00%, 12/01/32	1,000	1,032,105
2nd Sub Series, 5.00%, 12/01/33	1,815	1,870,557
2nd Sub Series, 5.00%, 12/01/34	1,500	1,543,751
2nd Sub Series, 5.00%, 12/01/35	2,005	2,060,495
Philadelphia Authority for Industrial Development, RB, 4.00%, 06/15/29	165	163,050
Philadelphia Gas Works Co., Refunding RB, Series 14-T, 5.00%, 10/01/30	425	428,934
School District of Philadelphia, GOL
Series A, (NPFGC), 5.00%, 09/01/26	3,250	3,271,190
Series A, (GTD STD LNS), 5.00%, 09/01/27	2,675	2,751,514
Series A, (GTD STD LNS), 5.00%, 09/01/28	1,630	1,711,468
Southeastern Pennsylvania Transportation Authority, RB, 5.00%, 06/01/30	5,000	5,415,513
Wayne County Hospital & Health Facilities Authority, RB
Series A, (AGM), 5.00%, 07/01/31	105	107,099
Series A, (AGM), 4.00%, 07/01/33	440	441,587
West Cornwall Township Municipal Authority, Refunding RB
Series A, 4.00%, 11/15/27	130	129,871
Series A, 4.00%, 11/15/28	105	104,846
Series A, 4.00%, 11/15/29	140	139,713
Series A, 4.00%, 11/15/31	200	198,627
Westmoreland County Municipal Authority, Refunding RB
(AGM), 5.00%, 08/15/31	5,000	5,138,904
(HUD SECT 8), 5.00%, 08/15/32	17,945	18,430,172
		254,932,266
Puerto Rico — 2.4%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/27	6,990	7,119,083
Series A-1, Restructured, 5.63%, 07/01/29	1,534	1,614,125

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	$14,055	$ 12,662,726
Series A-1, Restructured, 0.00%, 07/01/31	13,523	11,300,646
Series B-1, Restructured, 0.00%, 07/01/33	6,477	4,980,897
		37,677,477
Rhode Island — 0.9%
Rhode Island Student Loan Authority, RB
Series A, AMT, 5.00%, 12/01/29	1,950	2,061,745
Series A, AMT, 5.00%, 12/01/30	1,300	1,385,223
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/28	2,750	2,752,747
Series A, 5.00%, 06/01/29	4,500	4,504,307
Series A, 5.00%, 06/01/30	4,215	4,218,813
		14,922,835
South Carolina — 1.2%
County of Charleston South Carolina, GO, Series A, (XLCA SAW), 4.00%, 11/01/30	4,885	4,973,687
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/35	10,000	10,325,717
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/31	2,800	3,051,516
		18,350,920
Tennessee — 1.3%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/36	2,000	2,005,481
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, RB
Class A, 5.00%, 07/01/29	7,500	7,969,388
Series A, 5.00%, 07/01/31	1,300	1,304,742
Rutherford County Health & Educational Facilities Board, Refunding RB, 5.00%, 11/15/48(a)	3,325	3,593,219
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	5,000	5,300,204
		20,173,034
Texas — 11.1%
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/30	2,000	2,154,351
City of Houston Texas Airport System Revenue, ARB, Series C, AMT, 5.00%, 07/15/28	3,000	3,076,701
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series D, 5.00%, 07/01/33	7,000	7,316,806
AMT, 5.00%, 07/01/29	11,490	11,502,166
Sub-Series A, AMT, 5.00%, 07/01/30	1,200	1,291,599
City of Houston Texas Combined Utility System Revenue, Refunding RB, Series B, 1st Lien, Subordinate, 5.00%, 11/15/34	7,315	7,390,980
Clifton Higher Education Finance Corp., Refunding RB, Series A, 3.95%, 12/01/32	1,335	1,335,023
Dallas Fort Worth International Airport, ARB, Series A-2, AMT, 5.00%, 11/01/50(a)	7,500	7,891,828
Dallas Fort Worth International Airport, Refunding RB, 5.00%, 11/01/32	2,500	2,720,004
Harris County Cultural Education Facilities Finance Corp., RB, 5.00%, 07/01/38	2,275	2,280,261
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 06/01/28	735	727,175
Series A, 5.00%, 01/01/33	65	65,041
Security	Par (000)	Value
Texas (continued)
Harris County Cultural Education Facilities Finance Corp., Refunding RB (continued)
Series A, 5.00%, 06/01/33	$3,000	$ 2,860,127
Love Field Airport Modernization Corp., ARB, AMT, 5.00%, 11/01/26	430	434,092
Lower Colorado River Authority, Refunding RB, Series A, 5.00%, 05/15/30	3,415	3,696,716
Matagorda County Navigation District No. 1, Refunding RB
Series A, (HUD SECT 8), 4.40%, 05/01/30	7,885	8,194,846
Series B, (SAP), 4.55%, 05/01/30	12,055	12,550,028
Series B-2, 4.00%, 06/01/30	10,100	10,103,162
AMT, 4.25%, 05/01/30	6,855	7,021,595
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(d)	20,370	15,875,975
Mission Economic Development Corp., RB, 2.88%, 05/01/46(a)	3,000	2,998,644
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 4.00%, 08/15/29(b)	225	224,522
North Texas Tollway Authority, Refunding RB, (AGM), 0.00%, 01/01/30(c)	300	269,120
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/30	2,000	2,172,211
Socorro Independent School District, Refunding GO, Series B, (NPFGC), 4.00%, 08/15/34	2,275	2,288,894
Spring Branch Independent School District, GO, (SAP), 3.00%, 02/01/33	5,000	4,963,985
Tarrant County Cultural Education Facilities Finance Corp., RB
Class F, 5.00%, 11/15/52(a)	3,585	3,859,127
Series B, 5.00%, 07/01/35	9,435	9,853,029
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	9,080	9,735,259
Texas Municipal Gas Acquisition & Supply Corp. IV, RB, Series A, 5.50%, 01/01/54(a)	18,000	19,036,411
Texas Municipal Gas Acquisition & Supply Corp., III, Refunding RB, 5.00%, 12/15/30	8,935	9,476,282
		173,365,960
Utah — 0.3%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/30	3,495	3,754,695
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (Remove), 5.00%, 06/01/30	700	759,636
Series B, 2nd Lien, (AMBAC), 5.00%, 06/01/30	760	823,219
		5,337,550
Vermont — 0.3%
Vermont Economic Development Authority, RB, AMT, 5.00%, 06/01/52(a)(b)	4,000	4,039,330
Virginia — 1.2%
Hanover County Economic Development Authority, Refunding RB, 4.00%, 07/01/30(b)	1,000	1,006,909
Roanoke Economic Development Authority, RB, 5.00%, 07/01/30	4,665	5,070,623
Roanoke Economic Development Authority, Refunding RB, 5.00%, 07/01/53(a)	7,960	8,522,119
Virginia Commonwealth Transportation Board, RB, 5.00%, 09/15/30	5,000	5,038,887
		19,638,538
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Washington — 3.4%
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 3.32%, 01/01/40(a)	$4,050	$ 4,028,293
Port of Seattle Washington, ARB
Series C, AMT, Intermediate Lien, 5.00%, 05/01/33	6,695	6,797,286
Series C, AMT, Intermediate Lien, 5.00%, 05/01/34	6,000	6,085,756
Port of Seattle Washington, Refunding ARB
Series B, AMT, Intermediate Lien, 5.00%, 07/01/30	3,000	3,230,216
Series C, AMT, Intermediate Lien, 5.00%, 08/01/30	2,695	2,905,026
Washington Economic Development Finance Authority, RB, AMT, 5.88%, 12/01/45(a)	1,000	1,015,322
Washington Health Care Facilities Authority, RB, Class B, 5.00%, 10/01/30	10,000	10,759,831
Washington Health Care Facilities Authority, Refunding RB
Series A, 5.00%, 09/01/30	1,600	1,719,796
Series B, 5.00%, 08/15/35	9,485	9,713,810
Washington State Convention Center Public Facilities District, RB, Sustainability Bonds, 4.00%, 07/01/31	4,240	4,335,584
Washington State Housing Finance Commission, Refunding RB
Series A, 5.00%, 07/01/26	285	285,663
Series A, 5.00%, 07/01/27	350	356,051
Series A, 5.00%, 07/01/28	550	567,359
Series A, 5.00%, 07/01/29	775	810,175
Series A, 5.00%, 07/01/30	815	861,071
		53,471,239
West Virginia — 0.2%
West Virginia Hospital Finance Authority, RB
Series A, 5.00%, 06/01/31	1,950	1,989,851
Series A, 5.00%, 06/01/33	1,100	1,120,695
		3,110,546
Wisconsin — 2.3%
Public Finance Authority, RB(b)
4.00%, 06/15/30	1,500	1,403,021
5.00%, 07/15/30	2,173	2,174,761
5.00%, 01/01/31	650	654,936
Series A, 4.00%, 07/15/29	395	391,621
Series A, 4.00%, 03/01/30	795	787,625
Series A, 3.75%, 06/01/30	275	262,244
Series A, 5.00%, 06/15/31	680	685,579
Public Finance Authority, Refunding RB
5.00%, 11/15/30	240	256,381
Class A, 3.00%, 12/01/26(b)	125	123,306
Class C, 4.00%, 10/01/41(a)	4,230	4,323,180
Class B, AMT, 4.00%, 10/01/46(a)	1,750	1,778,712
Series B, AMT, 5.25%, 07/01/28	755	755,635
Waunakee Community School District, RB, 3.63%, 04/01/30	11,820	11,928,841
Wisconsin Health & Educational Facilities Authority, RB, Series B-2, 4.20%, 08/15/28	740	740,042
Security	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/35	$2,500	$ 2,592,267
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series D, (AGM), 3.00%, 09/01/32	7,265	7,210,413
		36,068,564
Total Municipal Bonds — 140.4% (Cost: $2,196,289,741)		2,198,662,653
Municipal Bonds Transferred to Tender Option Bond Trusts(f)
Colorado(g) — 0.7%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, 4.25%, 11/15/31	8,085	8,087,879
Series A, 4.25%, 11/15/32	2,230	2,230,926
		10,318,805
Florida(g) — 6.0%
County of Broward Florida Airport System Revenue, ARB
Series Q-1, 4.00%, 10/01/29	17,200	17,206,098
Series Q-1, 4.00%, 10/01/30	18,095	18,101,442
Series Q-1, 4.00%, 10/01/31	18,820	18,826,693
Series Q-1, 4.00%, 10/01/32	19,575	19,581,955
Series Q-1, 4.00%, 10/01/33	20,355	20,362,241
		94,078,429
Georgia — 1.2%
Main Street Natural Gas, Inc., RB, Series C, 5.00%, 09/01/53	18,465	19,553,060
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 7.9% (Cost: $123,540,952)		123,950,294

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(h)(i)	34,392	60,186
Total Warrants — 0.0% (Cost: $ — )		60,186
Total Long-Term Investments — 148.3% (Cost: $2,319,830,693)		2,322,673,133

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.31%(j)(k)	48,885,538	$ 48,890,427
Total Short-Term Securities — 3.1% (Cost: $48,890,427)		48,890,427
Total Investments — 151.4% (Cost: $2,368,721,120)		2,371,563,560
Other Assets Less Liabilities — 1.8%		28,787,056
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.3)%		(83,717,199)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (47.9)%		(750,000,000)
Net Assets Applicable to Common Shares — 100.0%		$ 1,566,633,417

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	When-issued security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between October 1, 2029 to November 15, 2032, is
$71,728,412.

(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Non-income producing security.
(j)	Affiliate of the Trust.
(k)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 19,711,831	$ 29,178,596 (a)	$ —	$ —	$ —	$ 48,890,427	48,885,538	$ 446,692	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Municipal 2030 Target Term Trust (BTT)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 2,198,662,653	$ —	$ 2,198,662,653
Municipal Bonds Transferred to Tender Option Bond Trusts	—	123,950,294	—	123,950,294
Warrants	—	—	60,186	60,186
Short-Term Securities
Money Market Funds	48,890,427	—	—	48,890,427
	$48,890,427	$2,322,612,947	$60,186	$2,371,563,560
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(83,414,981)	$—	$(83,414,981)
VRDP Shares at Liquidation Value	—	(750,000,000)	—	(750,000,000)
	$—	$(833,414,981)	$—	$(833,414,981)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SAW	State Aid Withholding
ST	Special Tax
Portfolio Abbreviation (continued)
TA	Tax Allocation